united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/16

Item 1. Reports to Stockholders.

EQUINOX EQUITYHEDGE U.S. STRATEGY FUND

CLASS A SHARES: EEHAX

CLASS C SHARES: EEHCX

CLASS I SHARES: EEHIX

SEMI-ANNUAL REPORT

DECEMBER 31, 2016

1-888-643-3431

WWW.EQUINOXFUNDS.COM

DISTRIBUTED BY NORTHERN LIGHTS DISTRIBUTORS, LLC

Equinox EquityHedge U.S. Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for the periods ended December 31, 2016, as compared to its benchmark:

			Annualized
				Start of Performance **-
	Six Months	One Year	Three Year	December 31, 2016
Equinox EquityHedge U.S. Strategy Fund
Class A with Load	(5.06)%	5.46%	2.95%	5.67%
Class A	0.70%	11.88%	5.00%	7.58%
Class C	0.40%	11.13%	4.17%	6.72%
Class I	0.95%	12.19%	5.29%	7.85%
S&P 500 Total Return Index ***	7.82%	11.96%	8.87%	11.56%

*	The performance data quoted is historical. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for Class A maximum applicable sales charge of 5.75%. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares. Performance figures for periods greater than one year are annualized. Performance figures would have been lower had the Advisor not waived fees and reimbursed expenses pursuant to the expense limitation agreement. Under the terms of the expense limitation agreement, the Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” and (v) brokerage commissions, do not exceed, on an annual basis, 1.45%, 2.20%, and 1.20% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively. This expense limitation will remain in effect until October 31, 2017 but can be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser.. The Fund’s total gross and net annual operating expenses, respectively, are 4.08% and 1.45% for Class A shares, 3.77% and 1.20% for Class C shares, and 4.77% and 2.20% for Class I Shares per the November 1, 2016, prospectus. More recent expense ratio information is available in the Financial Highlights on page 18. For performance information current to the most recent month-end please call 1-888-643-3431.

**	Start of performance is September 9, 2013.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. It is not possible to invest directly in an index.

Portfolio Composition	% of Net Assets
U.S. Treasury Bills	39.1%
U.S. Treasury Notes	23.6%
Other assets and liabilities - net *	37.3%
100.0%

*	Includes net unrealized appreciation on swap contract and long futures contracts.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Equinox EquityHedge U.S. Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Principal		Coupon
Amount		Rate %	Maturity Date	Fair Value
	U.S. TREASURY NOTES - 23.6%
$500,000	United States Treasury Note	0.88	7/15/2017	$500,489
1,000,000	United States Treasury Note	1.00	9/15/2017	1,001,660
	TOTAL TREASURY NOTES (Cost - $1,503,323)			1,502,149

	SHORT-TERM INVESTMENT - 39.1%
	U.S. TREASURY BILL - 39.1%
2,500,000	United States Treasury Bill (a)	0.00	4/27/2017	2,495,736

	TOTAL INVESTMENTS - 62.7% (Cost - $3,999,059) (b)			$3,997,885
	OTHER ASSETS AND LIABILITIES - NET - 37.3%			2,382,231
	TOTAL NET ASSETS - 100.0%			$6,380,116

(a)	Represents discount rate at the time of purchase.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,999,059 and differs from market value by net unrealized depreciation of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation	(1,174)
Net Unrealized Depreciation	$(1,174)

SWAP CONTRACT	Unrealized Depreciation
Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns of the Quest Dynamic Financial Hedge Program of Quest Partners LLP (“Quest”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank. The reference index* is comprised at any given time of trading positions selected by Quest that include exchange traded futures and options in relation to equity, fixed income, interest rates, and currency asset classes traded on certain exchanges. Risk exposures are based on beta adjusted exposures where each position’s beta against the S&P 500 Total Return Index is measured and is aggregated by sector at the portfolio level. Under the terms of the swap, the Advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on July 8, 2015 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides for a fee of 0.35% to Deutsche Bank accrued on the notional level of the swap. (Notional Value $3,427,000)
Unrealized Depreciation on Swap Contract	$(163,089)

Contracts		Unrealized Depreciation
	LONG FUTURES CONTRACTS
57	S&P 500 E-Mini March 2017
	(Underlying Face Amount at Fair Value $6,373,313)	$(52,583)

*	At December 31, 2016, the reference index was diversified among the following sectors: equity indices 4.17%, fixed income 1.53%, and currencies 0.55%. Risk exposures are based on beta adjusted exposures where each position’s beta against the S&P 500® Total Return Index is measured and is aggregated by sector at the portfolio level. These values are unaudited.

See accompanying notes to financial statements.

Equinox EquityHedge U.S. Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2016

ASSETS
Investment securities:
At cost	$3,999,059
At fair value	$3,997,885
Cash	1,556,332
Swap margin balance *	706,500
Deposits for future contracts **	339,196
Receivable due from Advisor	5,156
Receivable for Fund shares sold	10,620
Interest receivable	51,796
Due from related parties	8,630
Prepaid expenses	37,556
TOTAL ASSETS	6,713,671

LIABILITIES
Due to Broker - Swap contract	89,548
Unrealized depreciation on futures contracts	52,583
Unrealized depreciation on swap contracts	163,089
Distribution (12b-1) fees payable	894
Payable to Related parties	2,049
Accrued expenses and other liabilities	25,392
TOTAL LIABILITIES	333,555
NET ASSETS	$6,380,116

Net Assets Consist Of:
Paid in capital	$6,339,547
Undistributed net investment loss	(236,466)
Accumulated net realized gain from investments, futures contracts and swap contract	493,881
Net unrealized depreciation of investments, futures contracts and swap contract	(216,846)
NET ASSETS	$6,380,116

*	Pledged as collateral for swap agreement.

**	Pledged as collateral for futures contracts.

See accompanying notes to financial statements.

Equinox EquityHedge U.S. Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
December 31, 2016

Net Asset Value Per Share:
Class A Shares:
Net Assets	$4,009,047
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	410,152
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$9.77
Maximum offering price per share (maximum sales charges of 5.75%)	$10.37

Class C Shares:
Net Assets	$7,906
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	833
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.49

Class I Shares:
Net Assets	$2,363,163
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	240,251
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.84

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1%.

See accompanying notes to financial statements.

Equinox EquityHedge U.S. Strategy Fund
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended December 31, 2016

INVESTMENT INCOME
Interest	$10,372

EXPENSES
Investment advisory fees	29,039
Distribution (12b-1) fees
Class A	5,037
Class C	33
Registration fees	16,131
Accounting services fees	15,927
Audit fees	13,106
Printing and postage expenses	9,325
Legal fees	5,042
Custodian fees	2,944
Transfer agent fees	1,560
Compliance officer fees	1,531
Administrative services fees	1,528
Other expenses	907
Non 12b-1 Shareholder Services Fees	267
Trustees fees and expenses	158
TOTAL EXPENSES	102,535

Less: Fees waived/reimbursed by the Advisor	(60,742)

NET EXPENSES	41,793
NET INVESTMENT LOSS	(31,421)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Futures contracts	499,806

Net change in unrealized depreciation on:
Investments	(1,174)
Futures contracts	(58,433)
Swap contract	(368,119)
(427,726)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	72,080

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,659

See accompanying notes to financial statements.

Equinox EquityHedge U.S. Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six months Ended	For the Year Ended
	December 31, 2016	June 30,
	(Unaudited)	2016
FROM OPERATIONS
Net investment loss	$(31,421)	$(68,488)
Net realized gain on futures contracts and swap contract	499,806	147,239
Net change in unrealized appreciation/(depreciation) on futures contracts and swap contract	(427,726)	309,529
Net increase in net assets resulting from operations	40,659	388,280

DISTRIBUTIONS TO SHAREHOLDERS
From net Investment Income
Class A	(102,357)	—
Class C	(181)	—
Class I	(65,609)	—
Total distributions from net investment income	(168,147)	—

From net realized gains
Class A	(100,673)	(259,434)
Class C	(204)	(400)
Class I	(58,654)	(87,380)
Total distributions to shareholders	(159,531)	(347,214)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	97,854	425,963
Class C	5,000	—
Class I	956,681	709,268
Net asset value of shares issued in reinvestment of distributions:
Class A	199,594	258,510
Class C	385	405
Class I	124,263	88,298
Redemption fee proceeds:
Class A	13	604
Class C	—	—
Class I	—	227
Payments for shares redeemed:
Class A	(86,689)	(1,372,382)
Class C	—	(3,009)
Class I	(255,150)	(1,172,037)
Net increase/(decrease) in net assets from shares of beneficial interest	1,041,951	(1,064,153)
TOTAL INCREASE/(DECREASE) IN NET ASSETS	754,932	(1,023,087)

NET ASSETS
Beginning of Period	5,625,184	6,648,271
End of Period*	$6,380,116	$5,625,184
* Includes accumulated net investment loss of:	$(236,466)	$(36,898)

See accompanying notes to financial statements.

Equinox EquityHedge U.S. Strategy Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the Six months Ended	For the Year Ended
	December 31, 2016	June 30,
	(Unaudited)	2016

SHARE ACTIVITY
Class A:
Shares Sold	9,556	44,034
Shares Reinvested	20,161	27,555
Shares Redeemed	(8,533)	(139,585)
Net increase/(decrease) in shares of beneficial interest outstanding	21,184	(67,996)

Class C:
Shares Sold	490	—
Shares Reinvested	40	44
Shares Redeemed	—	(343)
Net increase/(decrease) in shares of beneficial interest outstanding	530	(299)

Class I:
Shares Sold	91,929	71,144
Shares Reinvested	12,464	9,374
Shares Redeemed	(24,628)	(119,532)
Net increase/(decrease) in shares of beneficial interest outstanding	79,765	(39,014)

See accompanying notes to financial statements.

Equinox EquityHedge U.S. Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	For Six Months Ended		For the Year Ended	For the Year Ended		For the Period Ended
	December 31, 2016		June 30,	June 30,		June 30,
	(Unaudited)		2016	2015		2014 (1)
Net asset value, beginning of period	$10.21		$10.11	$11.01		$10.00
Activity from investment operations:
Net investment loss (2)	(0.06)		(0.13)	(0.15)		(0.12)
Net realized and unrealized gain on investments, futures contracts and swap contract	0.14		0.89	0.82		1.14
Total from investment operations	0.08		0.76	0.67		1.02

Less distributions from:
Net investment income	(0.26)		—	—		—
Net realized gains	(0.26)		(0.66)	(1.57)		(0.01)
Total distributions	(0.52)		(0.66)	(1.57)		(0.01)
Paid-in-Capital From Redemption Fees	0.00	(3)	0.00 (3)	—		0.00	(3)
Net asset value, end of period	$9.77		$10.21	$10.11		$11.01
Total return (4)	0.70%		8.24%	6.00%		10.23%
Net assets, at end of period (000’s)	$4,009		$3,972	$4,618		$5,079
Ratio of gross expenses to average net assets (6)	3.44	% (7)	4.08%	4.15	% (8)	5.97	% (7)(8)
Ratio of net expenses to average net assets	1.45	% (7)	1.45%	1.81	% (8)(10)	2.49	% (7)(8)
Ratio of net investment loss to average net assets	(1.11)	% (7)(9)	(1.28)%	(1.44)	% (8)(9)	(1.40)	% (7)(8)(9)
Portfolio Turnover Rate	0	% (5)	0%	31%		49	% (5)

(1)	The Equinox EquityHedge U.S. Strategy Fund commenced operations on September 9, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical and assume changes in share prices and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total return shown exclude the effect of the maximum applicable sales charges of 5.75% and, if applicable, wire redemption fees. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expense, the returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor

(7)	Annualized.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests

(10)	Ratio exceeds the expense limit in place as of June 30, 2015 because the Advisor reduced the expense limit during the year, as explained further in the notes to the financial statements

See accompanying notes to financial statements.

Equinox EquityHedge U.S. Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C
	For the Six Months Ended		For the Year Ended	For the Year Ended		For the Period Ended
	December 31, 2016		June 30,	June 30,		June 30,
	(Unaudited)		2016	2015		2014 (1)
Net asset value, beginning of period	$9.94		$9.93	$10.92		$10.00
Activity from investment operations:
Net investment loss (2)	(0.09)		(0.20)	(0.23)		(0.18)
Net realized and unrealized gain on investments, futures contracts and swap contract	0.13		0.87	0.81		1.11
Total from investment operations	0.04		0.67	0.58		0.93

Less distributions from:
Net investment income	(0.23)		—	—		—
Net realized gains	(0.26)		(0.66)	(1.57)		(0.01)
Total distributions	(0.49)		(0.66)	(1.57)		(0.01)
Paid-in-Capital From Redemption Fees	—		— (3)	—		—
Net asset value, end of period	$9.49		$9.94	$9.93		$10.92
Total return (4)	0.40%		7.45%	5.17%		9.33%
Net assets, at end of period (000’s)	$8		$3	$6		$6
Ratio of gross expenses to average net assets (6)	4.14	% (7)	4.77%	4.84	% (8)	6.71	% (7)(8)
Ratio of net expenses to average net assets	2.20	% (7)	2.20%	2.55	% (8)(10)	3.24	% (7)(8)
Ratio of net investment loss to average net assets	(1.85)	% (7)	(2.05)%	(2.19)	% (8)(9)	(2.20)	% (7)(8)(9)
Portfolio Turnover Rate	0	% (5)	0%	31%		49	% (5)

(1)	The Equinox EquityHedge U.S. Strategy Fund commenced operations on September 9, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns shown exclude the effect of the maximum applicable sales charge and, if applicable, wire redemption fees. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(10)	Ratio exceeds the expense limit in place as of June 30, 2015 because the Advisor reduced the expense limit during the year, as explained further in the notes to the financial statements.

See accompanying notes to financial statements.

Equinox EquityHedge U.S. Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	For the Six Months Ended		For the Year Ended	For the Year Ended		For the Period Ended
	December 31, 2016		June 30,	June 30,		June 30,
	(Unaudited)		2016	2015		2014 (1)
Net asset value, beginning of period	$10.28		$10.15	$11.03		$10.00
Activity from investment operations:
Net investment loss (2)	(0.04)		(0.10)	(0.13)		(0.09)
Net realized and unrealized gain on investments, futures contracts and swap contract	0.15		0.89	0.82		1.13
Total from investment operations	0.11		0.79	0.69		1.04

Less distributions from:
Net investment income	(0.29)		—	—		—
Net realized gains	(0.26)		(0.66)	(1.57)		(0.01)
Total distributions	(0.55)		(0.66)	(1.57)		(0.01)
Paid-in-Capital From Redemption Fees	0.00	(3)	0.00 (3)	—		0.00	(3)
Net asset value, end of period	$9.84		$10.28	$10.15		$11.03
Total return (4)	0.95%		8.50%	6.19%		10.43	% (5)
Net assets, at end of period (000’s)	$2,363		$1,650	$2,025		$4,378
Ratio of gross expenses to average net assets (6)	3.18	% (7)	3.77%	4.13	% (8)	5.64	% (7)(8)
Ratio of net expenses to average net assets	1.20	% (7)	1.20%	1.60	% (8)(10)	2.24	% (7)(8)
Ratio of net investment loss to average net assets	(0.86)	% (7)	(1.04)%	(1.19)	% (8)(9)	(1.14)	% (7)(8)(9)
Portfolio Turnover Rate	0	% (5)	0%	31%		49	% (5)

(1)	The Equinox EquityHedge U.S. Strategy Fund commenced operations on September 9, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than on year are not annualized. Total returns shown exclude the effect of the maximum applicable sales charge and, if applicable, wire redemption fees. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor

(7)	Annualized.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests

(10)	Ratio exceeds the expense limit in place as of June 30, 2015 because the Advisor reduced the expense limit during the year, as explained further in the notes to the financial statements

See accompanying notes to financial statements.

Equinox EquityHedge U.S. Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2016

1.	ORGANIZATION

The Equinox EquityHedge U.S. Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 5, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on September 9, 2013. The investment objective of the Fund is to achieve capital appreciation with moderate correlation to, and with less volatility than, the S&P 500 Total Return Index.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies

Equinox EquityHedge U.S. Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable

Equinox EquityHedge U.S. Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equinox EquityHedge U.S. Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bill	$—	$2,495,736	$—	$2,495,736
U.S. Treasury Notes	—	1,502,149	—	1,502,149
Total	$—	$3,997,885	$—	$3,997,885
Liabilities	Level 1	Level 2	Level 3	Total
Swap Contract	$—	$163,089	$—	$163,089
Futures Contracts *	—	52,583	—	52,583
Total	$—	$215,672	$—	$215,672

*	Represents net unrealized appreciation on futures contracts.

There were no transfers into or out of any level during the current period presented.

It is the Fund’s policy to record transfers between levels at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

See Consolidated Portfolio of Investments for more information related to the Fund’s investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Equinox EquityHedge U.S. Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2015, or expected to be taken in the Fund’s December 31, 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Colorado where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular fund in the Trust are borne by that fund. Other expenses are allocated to each fund based on its net assets in relation to the total net assets of all the applicable funds in the Trust or another reasonable basis.

Futures Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases and sells futures contracts to pursue its investment objective, to hedge against market risk, and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. For the six months ended December 31, 2016, the Fund had a net change in unrealized depreciation of $58,433 from futures contracts. For the six months ended December 31, 2016, the Fund had net realized gains of $499,806 from futures contracts subject to equity price risk.

Equinox EquityHedge U.S. Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund enters into various swap transactions for investment purposes and to manage interest rate, equity, foreign exchange (currency), or credit risk. These two-party contracts are entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as net change in unrealized appreciation or depreciation in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Realized gains and losses from a decrease in the notional value swap are recognized on trade date. Swap agreements may also involve fees, commissions and other costs that may reduce the value of the swap agreement.

The Fund maintains cash and/or investments in money market funds, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. The cash maintained as collateral is recorded as swap margin balance on the Statement of Assets and Liabilities. As of December 31, 2016, the notional value of the swap was $3,427,000. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever the unrealized appreciation on the swap exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety. As of December 31, 2016, the net change in unrealized depreciation on the swap contract was $368,119. For the six months ended December 31, 2016, there were no realized gains/losses from the swap contract.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Equinox EquityHedge U.S. Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of December 31, 2016:

Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives

Equity/Currency/ Interest Rate Contracts	Unrealized appreciation on swap contract and futures contract

Fair Values of Derivative Instruments as of December 31, 2016:

	Asset Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value
Mixed; interest rate, equity and foreign exchange contracts:	Net Unrealized depreciation on swap contract	$163,089	*

Equity contracts:	Unrealized depreciation on futures contracts	52,583	*
		$215,672

*	Includes cumulative appreciation/depreciation of futures and swap contracts as reported in the Portfolio of Investments.

The effect of Derivative Instruments on the Statement of Operations for the six month ended December 31, 2016:

Equinox EquityHedge U.S. Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

			Change in
			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts:	Net realized gain on futures contracts	$499,806
	Net change in unrealized appreciation (depreciation) on futures contracts		$(58,433)

Mixed; interest rate, equity and foreign exchange contracts:	Net realized gain on swap contract	—
	Net change in unrealized appreciation (depreciation) on swap contract		(368,119)

Total		$499,806	$(426,552)

The notional value of the derivative instruments outstanding as of December 31, 2016 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Offsetting of Financial Assets and Derivative Assets

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of swap contracts. During the six months ended December 31, 2016, the Fund is subject to a master netting arrangement for the swaps and futures. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2016.

Equinox EquityHedge U.S. Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

					Gross Amounts Not Offset in the
					Consolidated Statement of Assets &
Liabilities:					Liabilities

			Gross Amounts
			Offset in the	Net Amounts of Assets
	Gross Amounts		Consolidated	Presented in the
	of Recognized		Statement of Assets	Consolidated Statement	Financial	Cash Collateral
Description	Liabilities		& Liabilities	of Assets & Liabilities	Instruments	Pledged	Net Amount

Unrealized Depreciation on Swap Contract	$163,089	(1)	$—	$163,089	$—	$163,089	$—

Unrealized Depreciation on Futures Contracts	52,583	(1)	—	52,583	—	52,583	—
Total	$215,672		$—	$215,672	$—	$215,672	$—

(1)	Gross unrealized depreciation as presented in the Portfolio of Investments.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $0 and $0, respectively.

Equinox EquityHedge U.S. Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Equinox Institutional Asset Management, LP serves as the Fund’s Investment Advisor (the “Advisor”).

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. Prior to November 1, 2014, the Fund paid the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.95% of the Fund’s average daily net assets. For the six months ended December 31, 2016, the Fund incurred advisory fees of $29,039.

Under the terms of the expense limitation agreement, the Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” and (v) brokerage commissions, do not exceed, on an annual basis, 1.45%, 2.20%, and 1.20% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively. This expense limitation will remain in effect until October 31, 2017 but can be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser.

For the six months ended December 31, 2016, the Advisor waived and reimbursed expenses in the amount of $60,742.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than 1.45%, 2.20%, and 1.20% of average daily net assets attributable to Class A, Class C and Class I shares, respectively, the Advisor shall be entitled to recoupment by the Fund for such waived fees or reimbursed expenses provided that such recoupment does not cause the Fund’s expenses to exceed 1.45%, 2.20%, and 1.20% of average daily net assets for each share class. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.45%, 2.20%, and 1.20% respectively per annum of the average daily net assets, the recoupment by the Advisor shall be suspended. Prior to November 1, 2014 the agreed upon waivers were 2.49%, 3.24%, and 2.24% attributable to Class A, Class C and Class I shares respectively per annum of the average daily net assets.

The following is subject to recapture by the Advisor:

$246,171	June 30, 2017
$175,340	June 30, 2018
$146,756	June 30, 2019

Equinox EquityHedge U.S. Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan for Class A and Class C shares (“Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and 1.00% of its average daily net assets for Class C shares which is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended December 31, 2016, Class A shares and Class C shares were charged as follows:

Class A:	$5,037
Class C:	$33

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares. During the six months ended December 31, 2016, the Distributor did not receive commissions from sales.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended December 31, 2016, the Fund received $13 and $0 for Class A and Class I respectively.

Equinox EquityHedge U.S. Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2016 and June 30, 2015 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2016	June 30, 2015
Ordinary Income	$146,651	$249,998
Long-Term Capital Gain	200,563	730,021
Return of Capital	—	—
	$347,214	$980,019

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$253,084	$74,504	$—	$—	$—	$—	$327,588

The difference between book basis and tax basis unrealized appreciation, undistributed net investment loss and accumulated net realized gains from investments is primarily attributable to, the mark-to-market on open futures and swaps contracts.

Permanent book and tax differences, primarily attributable to tax adjustments for swap contracts resulted in reclassification for the year ended June 30, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$2,571	$(2,571)

Equinox EquityHedge U.S. Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

7.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment of disclosure in the financial statements.

Equinox EquityHedge U.S. Strategy Fund
EXPENSE EXAMPLES (Unaudited)
December 31, 2016

As a shareholder of the Equinox EquityHedge U.S. Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 through December 31, 2016.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” expenses line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)

			Ending	Expenses	Ending	Expenses
	Fund’s	Beginning	Account	Paid	Account	Paid
Equinox EquityHedge U.S.	Annualized	Account Value	Value	During	Value	During
Strategy Fund	Expense Ratio	7-1-16	12-31-16	Period*	12-31-16	Period
Class A
	1.45%	$1,000.00	$1007.00	$7.34	$1,017.90	$7.37
Class C
	2.20%	$1,000.00	$1004.00	$11.11	$1014.12	$11.17
Class I
	1.20%	$1,000.00	$1009.50	$6.08	$1,019.16	$6.11

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Equinox EquityHedge U.S. Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2016

Approval of Investment Advisory Agreement

Approval of Continuation of Investment Advisory Agreement between Equinox Institutional Asset Management and Equinox Funds Trust on behalf of EquityHedge U.S. Strategy Fund.

At a meeting held on November 17, 2016 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Equinox Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Equinox Institutional Asset Management (“EIAM” or the “Advisor”) and the Trust (the “Agreement”) on behalf of EquityHedge U.S. Strategy Fund (the “Fund”). At the Meeting, the Board considered the continuation of the Agreement with respect to the Fund for an additional one year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Advisor in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed for the Fund, (ii) the size and qualifications of the portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of EIAM, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Advisor’s ability to service the Funds, (x) compliance with the Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies) and (xi) compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports and discussions with representatives of the Advisor as provided at the Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to the Trust’s pricing procedures as established by the Board.

Performance. The Trustees considered the investment performance for the Fund and EIAM. The Trustees reviewed the historical performance of the Fund as compared to the Fund’s benchmark index, the HFRX Equity Hedge Index (the “Index”), and as compared to five other investment companies managed by other investment advisers that employ a managed futures strategy (the “Peer Funds”). The Trustees considered the performance of the Fund against the Index and Peer Funds for the one year and three year period ended September 30, 2016. The Trustees noted that they also considered performance reports provided at Board meetings throughout the year. The Board noted that the Fund outperformed the HFRX Index and all of its Peer Funds for the year ended September 30, 2016. The Board further noted that the Fund outperformed the HFRX Index and three of its Peer Funds for the three year period ended September 30, 2016, and underperformed one of the Peer Funds for the same period.

Equinox EquityHedge U.S. Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2016

The Trustees considered explanations provided by EIAM regarding the various factors contributing to the Fund’s relative performance, including, among other things, differences in the Fund’s investment strategy, volatility targets and portfolio construction in comparison to the Peer Funds. The Board discussed with EIAM the reasons behind such results for the Fund. In the instance where the Fund lagged one or more Peer Funds or the Index for certain periods, the Trustees considered other factors that supported the continuation of the Advisory Agreement, including EIAM’s investment decisions, such as security selection and sector allocation, attributing to such underperformance were reasonable and consistent with the Fund’s investment objective and policies. Taking note of EIAM’s discussion of the various factors contributing to the Fund’s performance and its continuing commitment to the Fund’s current investment strategy, the Independent Trustees concluded that the recent investment performance of the Fund was satisfactory.

Fees. The Trustees noted that the representatives of EIAM had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Fund and any other ancillary benefit resulting from the Advisor’s relationship with the Fund. The Trustees also reviewed information regarding the fees the Advisor charges to other clients and evaluated explanations provided by Advisor as to differences in fees charged to the Fund and other similarly managed accounts, including other investment companies. The Trustees reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies. The Trustees concluded that the advisory fees and services provided by the Advisor are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Fund as measured by the information provided by Advisor.

Knowledge, experience, and qualifications. The Trustees then considered the level and depth of knowledge of EIAM, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by EIAM, the Board took into account its familiarity with EIAM’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account EIAM’s compliance policies and procedures and reports regarding the Advisor’s compliance operations. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. Based on the information provided by EIAM, the Trustees concluded that (i) the nature, extent and quality of the services to be provided by EIAM are appropriate and consistent with the terms of the Advisory Agreement including the proposed advisory fee, (ii) the Fund is likely to benefit from the continued receipt of EIAM’s services under the Advisory Agreement, and (iii) EIAM has sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel.

Costs. Trustees also considered (i) the costs of the services provided by EIAM, (ii) the compensation and benefits received by EIAM in providing services to the Fund, and (iii) its profitability. The Trustees noted that the level of profitability of EIAM is an appropriate factor to

Equinox EquityHedge U.S. Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2016

consider in providing service to the Fund, and the Trustees should be satisfied that EIAM’s profits are sufficient to continue as healthy, ongoing concerns generally, and as investment adviser of the Fund. Based on the information provided, the Trustees concluded that EIAM’s estimated fees and profits (if any) expected to be derived from its relationship with the Trust in light of the Fund’s expenses, are reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale may be achieved at higher asset levels for the Fund for the benefit of Fund shareholders.

The Trustees determined to approve the continuation of the Advisory Agreement for an additional one year period. In approving the continuation of the Advisory Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by EIAM. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

PRIVACY NOTICE

Rev. August 2011

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431

Rev. August 2011

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

  ■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Equinox Funds Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR
Equinox Institutional Asset Management, LP
47 Hulfish Street, Suite 510
Princeton, NJ 08542

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck ____________

Robert J. Enck, Principal Executive Officer

Date ___3/9/2017____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date _3/9/2017_____

By (Signature and Title)

/s/__ Laura Latella ____

Laura Latella, Principal Financial Officer

Date __3/9/2017____________